Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	$ (10,892)	[1]	$ (11,524)	[1]	$ (13,332)	[1]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(10,690)	[1]	(9,233)	[1]	(8,686)	[1]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(1,318)	[1]	(1,326)	[1]	(786)	[1]
DEDUCTIONS	10,310	[1],[2]	11,191	[1],[2]	11,280	[1],[2]
BALANCE AT END OF PERIOD	(12,590)	[1]	(10,892)	[1]	(11,524)	[1]
Allowance For Doubtful Accounts - Notes Receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
BALANCE AT BEGINNING OF PERIOD	(132)	[3]	(305)	[3]	(368)	[3]
(CHARGED) CREDITED TO COSTS AND EXPENSES	(217)	[3]	122	[3]	123	[3]
(CHARGED) CREDITED TO OTHER ACCOUNTS	(29)	[3]	51	[3]	(60)	[3]
BALANCE AT END OF PERIOD	$ (378)	[3]	$ (132)	[3]	$ (305)	[3]

[1]	Classified in consolidated balance sheet as a reduction of accounts receivable.
[2]	With respect to allowances for doubtful accounts, deductions include accounts considered uncollectible orwritten off, payments, companies divested, etc.
[3]	Classified in consolidated balance sheet as a reduction of other assets.